SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

15. SHARE-BASED PAYMENTS

Share incentive plan

In 2020, the Company adopted a share incentive plan (the “2020 Plan”), to provide additional incentives to employees, directors and consultants, under which options previously granted by the VIE were carried over on a one-for-one basis with identical terms and conditions under the 2020 Plan. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2020 Plan was initially 19,684,555 ordinary shares, plus an annual increase on the first day of each fiscal year during the ten-year term of the plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to 2.0% of the total number of issued and outstanding shares on the last day of the immediately preceding fiscal year. The options granted under the 2020 Plan have a contractual term of 10 years.

The options granted prior to IPO are accounted for as equity awards and contain both service and performance vesting conditions. The options generally vest in several installments over certain service periods, subject to certain specified performance targets. In addition, majority of the options granted will not be vested and exercisable until the closing of an IPO and the completion of the requisite service periods after such IPO. Certain options granted would be fully vested and exercisable upon the closing of an IPO. In 2021 and 2022, the option terms were further modified by removing certain performance vesting conditions and amending the exercise prices for eligible outstanding options, respectively.

In December 2022, 4,868,000 shares options were granted to certain directors and employees. The options granted are subject to service condition only, and vest in several installments with vesting schedules ranging from immediate to 4 years. The options were accounted for as equity awards with shared-based compensation expenses recognized over the vesting periods.

A summary of the option activities under the 2020 Plan is stated below:

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$ in thousands
Outstanding, December 31, 2024	14,506,693	0.12	1.02	5.88	3,289
Forfeited/expired	(285,269)	0.84	0.71
Exercised	(255,505)	0.10
Outstanding, December 31, 2025	13,965,919	0.11	1.04	4.87	4,337
Vested and expected to vest at December 31, 2025	13,965,919	0.11	1.04	4.87	4,337
Exercisable at December 31, 2025	13,531,214	0.11	1.06	4.80	4,176

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2024 and 2025, and the options’ exercise price, respectively. The total intrinsic value of options exercised was RMB272 thousand, RMB95 thousand and RMB560 thousand (US$80 thousand) during the years ended December 31, 2023, 2024 and 2025, respectively.

The total fair value of share options vested during the years ended December 31, 2023, 2024 and 2025 was RMB18,099 thousand, RMB16,259 thousand and RMB1,978 thousand (US$283 thousand), respectively. There were no options granted during the years ended December 31, 2023, 2024 and 2025. As of December 31, 2025, total unrecognized share-based compensation expenses related to unvested share-based awards were RMB265 thousand (US$38 thousand), which were expected to be recognized over a weighted-average vesting period of 0.30 year.

15. SHARE-BASED PAYMENTS (Continued)

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	299	106	31	4
Research and development expenses	4,055	1,303	362	52
Sales and marketing expenses	707	164	62	9
General and administrative expenses	4,374	1,251	267	38
Total	9,435	2,824	722	103